Filed pursuant to Rule 497(e)
File Nos. 333-221764 and 811-23312

Intech S&P Large Cap Diversified Alpha ETF (LGDX)

Intech S&P Small-Mid Cap Diversified Alpha ETF (SMDX)

(the “Funds”)

Each listed on NYSE Arca, Inc.

September 19, 2025

Supplement to the

Summary Prospectuses, Prospectus and

Statement of Additional Information (“SAI”),

each dated February 26, 2025, as previously supplemented

Effective September 19, 2025, Jian Tang no longer serves as a portfolio manager to the Funds. Accordingly, effective September 19, 2025, all references to Jian Tang in the Funds’ Summary Prospectuses, Prospectus and SAI are deleted in their entirety.

Please retain this Supplement for future reference.